UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-21218

Investment Company Act File Number

Eaton Vance New York Municipal Bond Fund II

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

September 30

Date of Fiscal Year End

June 30, 2012

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance

New York Municipal Bond Fund II

June 30, 2012

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 163.0%

Security	Principal Amount (000’s omitted)	Value
Bond Bank — 3.9%
New York Environmental Facilities Corp., 5.00%, 10/15/39	$750	$838,328
New York Environmental Facilities Corp., (New York City Municipal Water Finance Authority), 5.00%, 6/15/32	500	519,855

		$1,358,183

Education — 16.1%
Monroe County Industrial Development Corp., (St. John Fisher College), 5.00%, 6/1/23	$60	$67,381
Monroe County Industrial Development Corp., (St. John Fisher College), 5.00%, 6/1/24	35	38,817
Monroe County Industrial Development Corp., (St. John Fisher College), 5.00%, 6/1/25	25	27,490
New York City Industrial Development Agency, (St. Francis College), 5.00%, 10/1/34	350	360,392
New York Dormitory Authority, (Columbia University), 5.00%, 10/1/41	1,275	1,462,081
New York Dormitory Authority, (Cornell University), 5.00%, 7/1/37(1)	1,275	1,430,690
New York Dormitory Authority, (Rockefeller University), 5.00%, 7/1/40	610	685,951
New York Dormitory Authority, (Skidmore College), 5.00%, 7/1/28	325	367,604
New York Dormitory Authority, (The New School), 5.50%, 7/1/40	1,000	1,121,900

		$5,562,306

Electric Utilities — 1.7%
Puerto Rico Electric Power Authority, 5.25%, 7/1/30	$570	$598,665

		$598,665

Escrowed/Prerefunded — 2.2%
Suffolk County Industrial Development Agency, (Huntington Hospital), Prerefunded to 11/1/12, 5.875%, 11/1/32	$750	$764,558

		$764,558

General Obligations — 8.1%
Arlington Central School District, 4.00%, 12/15/29	$380	$407,368
Arlington Central School District, 4.00%, 12/15/30	375	398,914
Long Beach City School District, 4.50%, 5/1/26	770	861,645
New York, 5.00%, 2/15/34(1)	1,000	1,136,750

		$2,804,677

Hospital — 6.5%
New York Dormitory Authority, (Highland Hospital of Rochester), 5.00%, 7/1/26	$135	$146,918
New York Dormitory Authority, (Highland Hospital of Rochester), 5.20%, 7/1/32	180	196,126
New York Dormitory Authority, (North Shore-Long Island Jewish Obligated Group), 5.00%, 5/1/20	235	280,862
New York Dormitory Authority, (North Shore-Long Island Jewish Obligated Group), 5.00%, 5/1/26	335	358,068
Suffolk County Economic Development Corp., (Catholic Health Services of Long Island Obligated Group), 5.00%, 7/1/28	1,135	1,273,459

		$2,255,433

Industrial Development Revenue — 1.3%
New York Liberty Development Corp., (Goldman Sachs Group, Inc.), 5.25%, 10/1/35	$390	$438,235

		$438,235

Security	Principal Amount (000’s omitted)	Value
Insured-Education — 27.6%
New York Dormitory Authority, (Barnard College), (FGIC), (NPFG), 5.00%, 7/1/24(2)	$1,440	$1,587,010
New York Dormitory Authority, (Brooklyn Law School), (XLCA), 5.125%, 7/1/30	855	887,781
New York Dormitory Authority, (Fordham University), (AGC), (BHAC), 5.00%, 7/1/38(1)	2,250	2,447,257
New York Dormitory Authority, (Pratt Institute), (AGC), 5.00%, 7/1/34	345	372,124
New York Dormitory Authority, (Pratt Institute), (AGC), 5.125%, 7/1/39	545	588,878
New York Dormitory Authority, (Skidmore College), (FGIC), (NPFG), 5.00%, 7/1/33	500	516,610
New York Dormitory Authority, (St. John’s University), (NPFG), 5.25%, 7/1/37	850	897,175
Oneida County Industrial Development Agency, (Hamilton College), (NPFG), 0.00%, 7/1/32	5,425	2,249,530

		$9,546,365

Insured-Electric Utilities — 3.4%
Long Island Power Authority, Electric System Revenue, (BHAC), 5.50%, 5/1/33	$500	$577,250
Long Island Power Authority, Electric System Revenue, (BHAC), 6.00%, 5/1/33	500	608,485

		$1,185,735

Insured-General Obligations — 14.8%
Brentwood Union Free School District, (AGC), 4.75%, 11/15/23	$535	$630,380
Brentwood Union Free School District, (AGC), 5.00%, 11/15/24	560	663,841
Hauppauge Union Free School District, (AGC), 4.00%, 7/15/24	250	275,660
Hoosic Valley Central School District, (AGC), 4.00%, 6/15/23	250	278,947
Longwood Central School District, Suffolk County, (AGC), 4.15%, 6/1/23	185	204,342
Longwood Central School District, Suffolk County, (AGC), 4.25%, 6/1/24	190	209,405
New York, (AGM), 5.00%, 4/1/22	1,000	1,127,050
Sachem Central School District, (FGIC), (NPFG), 4.25%, 10/15/28	410	429,225
Wantagh Union Free School District, (AGC), 4.50%, 11/15/19	185	214,067
Wantagh Union Free School District, (AGC), 4.50%, 11/15/20	190	217,795
Wantagh Union Free School District, (AGC), 4.75%, 11/15/22	210	239,198
Wantagh Union Free School District, (AGC), 4.75%, 11/15/23	220	249,185
William Floyd Union Free School District, (AGC), 4.00%, 12/15/24	350	385,546

		$5,124,641

Insured-Hospital — 3.3%
New York City Health and Hospitals Corp., (AGM), 5.50%, 2/15/20	$500	$595,275
New York Dormitory Authority, (Hudson Valley Hospital Center), (AGM), (BHAC), 5.00%, 8/15/36	500	536,240

		$1,131,515

Insured-Housing — 3.0%
New York City Housing Corp., (NPFG), 4.95%, 11/1/33	$1,000	$1,028,120

		$1,028,120

Insured-Other Revenue — 9.8%
New York City Cultural Resource Trust, (American Museum of Natural History), (NPFG), 5.00%, 7/1/44	$700	$750,673
New York City Industrial Development Agency, (Yankee Stadium), (NPFG), 4.75%, 3/1/46	1,575	1,576,969
New York City Transitional Finance Authority, (BHAC), 5.50%, 7/15/38	950	1,073,937

		$3,401,579

Insured-Special Tax Revenue — 7.5%
New York Thruway Authority, Miscellaneous Tax Revenue, (AMBAC), 5.50%, 4/1/20	$510	$646,343
Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/35	1,700	426,003
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	2,240	336,471
Sales Tax Asset Receivables Corp., (AMBAC), 5.00%, 10/15/29	385	420,724
Sales Tax Asset Receivables Corp., (AMBAC), 5.00%, 10/15/32	690	752,376

		$2,581,917

Security	Principal Amount (000’s omitted)	Value
Insured-Transportation — 10.6%
Metropolitan Transportation Authority, (AGM), (NPFG), 5.00%, 11/15/31	$1,000	$1,117,730
Port Authority of New York and New Jersey, (AGM), 5.00%, 11/1/27(1)	2,500	2,558,517

		$3,676,247

Insured-Water and Sewer — 4.1%
Nassau County Sewer and Storm Water Finance Authority, (BHAC), 5.375%, 11/1/28	$905	$1,054,596
Suffolk County Water Authority, (NPFG), 4.50%, 6/1/25	350	368,326

		$1,422,922

Other Revenue — 9.3%
Brooklyn Arena Local Development Corp., (Barclays Center), 0.00%, 7/15/31	$1,100	$429,473
New York Liberty Development Corp., (7 World Trade Center), 5.00%, 9/15/40	2,500	2,800,900

		$3,230,373

Special Tax Revenue — 15.7%
New York City Transitional Finance Authority, Future Tax Revenue, 5.50%, 11/1/35(1)(3)	$500	$588,970
New York Dormitory Authority, Personal Income Tax Revenue, 5.00%, 6/15/31(1)	2,750	3,193,740
New York Dormitory Authority, Personal Income Tax Revenue, 5.00%, 3/15/33	900	1,016,793
New York Thruway Authority, Miscellaneous Tax Revenue, 5.00%, 4/1/26	530	616,496

		$5,415,999

Transportation — 14.1%
Metropolitan Transportation Authority, 5.00%, 11/15/34	$2,000	$2,189,520
Nassau County Bridge Authority, 5.00%, 10/1/35	350	381,444
Nassau County Bridge Authority, 5.00%, 10/1/40	65	70,407
New York Thruway Authority, 5.00%, 1/1/37(4)	1,175	1,287,107
Triborough Bridge and Tunnel Authority, 5.00%, 11/15/37	340	377,584
Triborough Bridge and Tunnel Authority, 5.00%, 11/15/38(1)	500	559,890

		$4,865,952

Total Tax-Exempt Investments — 163.0% (identified cost $52,410,508)		$56,393,422

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (38.3)%		$(13,250,420)

Other Assets, Less Liabilities — (24.7)%		$(8,548,570)

Net Assets Applicable to Common Shares — 100.0%		$34,594,432

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

BHAC	-	Berkshire Hathaway Assurance Corp.

FGIC	-	Financial Guaranty Insurance Company

NPFG	-	National Public Finance Guaranty Corp.

XLCA	-	XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by New York municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at June 30, 2012, 51.6% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.6% to 19.3% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds.

(2)	Security (or a portion thereof) has been segregated to cover payable for when-issued securities.

(3)	Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $213,970.

(4)	When-issued security.

A summary of open financial instruments at June 30, 2012 is as follows:

Futures Contracts

Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Depreciation
9/12	22 U.S. 30-Year Treasury Bond	Short	$(3,239,460)	$(3,255,313)	$(15,853)

At June 30, 2012, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Fund purchases and sells U.S. Treasury futures contracts to hedge against changes in interest rates.

At June 30, 2012, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is interest rate risk was $15,853.

The cost and unrealized appreciation (depreciation) of investments of the Fund at June 30, 2012, as determined on a federal income tax basis, were as follows:

Aggregate cost	$43,472,407

Gross unrealized appreciation	$4,270,033
Gross unrealized depreciation	(224,018)

Net unrealized appreciation	$4,046,015

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At June 30, 2012, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Investments	$—	$56,393,422	$—	$56,393,422
Total Investments	$—	$56,393,422	$—	$56,393,422

Liability Description
Futures Contracts	$(15,853)	$—	$—	$(15,853)
Total	$(15,853)	$—	$—	$(15,853)

The Fund held no investments or other financial instruments as of September 30, 2011 whose fair value was determined using Level 3 inputs. At June 30, 2012, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance New York Municipal Bond Fund II

By:	/s/ Cynthia J. Clemson
Cynthia J. Clemson
President

Date:	August 27, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Cynthia J. Clemson
Cynthia J. Clemson
President

Date:	August 27, 2012

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date:	August 27, 2012